Schedule of Investments (unaudited)	iShares® MSCI Kuwait ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 4.5%
Agility Public Warehousing Co. KSC	563,770	$1,455,808

Airlines — 1.8%
Jazeera Airways Co. KSCP	97,567	571,124

Banks — 58.8%
Ahli United Bank BSC	1,449,692	1,514,931
Ahli United Bank KSCP	425,160	401,594
Al Ahli Bank of Kuwait KSCP	341,320	376,268
Boubyan Bank KSCP	15,566	42,834
Burgan Bank SAK	890,216	665,444
Gulf Bank KSCP	996,798	1,102,786
Kuwait Finance House KSCP	2,035,610	5,771,037
Kuwait International Bank KSCP	776,824	509,885
Kuwait Projects Co. Holding KSCP	1,598,829	644,710
National Bank of Kuwait SAKP	1,974,318	7,223,673
Warba Bank KSCP(a)	851,141	690,033
		18,943,195
Capital Markets — 1.2%
Boursa Kuwait Securities Co. KPSC	42,654	323,919
Noor Financial Investment Co. KSC	109,719	69,769
		393,688
Chemicals — 1.4%
Boubyan Petrochemicals Co. KSCP	170,432	453,718

Construction & Engineering — 0.6%
Combined Group Contracting Co. SAK	131,222	187,638

Diversified Consumer Services — 2.4%
Humansoft Holding Co. KSC	70,343	769,047

Diversified Financial Services — 2.8%
A’ayan Leasing & Investment Co. KSCP	733,577	348,014
Alimtiaz Investment Group KSC	409,415	101,583
National Investments Co. KSCP	515,646	457,615
		907,212

Security	Shares	Value

Electrical Equipment — 1.7%
Gulf Cable & Electrical Industries Co. KSCP	128,847	$555,161

Energy Equipment & Services — 1.2%
Heavy Engineering & Ship Building Co. KSCP	168,483	378,626

Food Products — 0.8%
Mezzan Holding Co. KSCC	211,647	270,034

Independent Power and Renewable Electricity Producers — 1.6%
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	781,730	501,873

Industrial Conglomerates — 2.9%
National Industries Group Holding SAK	1,179,660	932,748

Real Estate Management & Development — 10.5%
Commercial Real Estate Co. Ksc	1,703,068	556,313
Kuwait Real Estate Co. KSC	1,207,584	433,835
Mabanee Co. KPSC	402,861	1,160,507
National Real Estate Co. KPSC(a)	1,141,826	563,446
Salhia Real Estate Co. KSCP	380,539	655,888
		3,369,989
Specialty Retail — 1.5%
Ali Alghanim Sons Automotive Co. KSCC, NVS	182,476	500,251

Trading Companies & Distributors — 1.8%
ALAFCO Aviation Lease & Finance Co. KSCP(a)	404,537	266,495
Integrated Holding Co. KCSC	257,995	309,978
		576,473

Wireless Telecommunication Services — 4.3%
Mobile Telecommunications Co. KSCP	719,104	1,376,421

Total Investments — 99.8%
(Cost: $26,618,838)		32,143,006

Other Assets Less Liabilities — 0.2%		65,706

Net Assets — 100.0%		$32,208,712

(a)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$50,000	$—	$(50,000	)(b)	$—	$—	$—	—	$91	$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kuwait ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,727,263	$30,415,743	$—	$32,143,006

Portfolio Abbreviation

NVS	Non-Voting Shares

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